Derivative Instruments (Gross Notional Amount and Fair Value of Derivatives Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Amount of Derivatives	$ 8,943,979	$ 6,598,107
Derivative Asset, Fair Value, Gross Asset	101,352	190,634
Derivative Liability, Fair Value, Gross Liability	1,087,331	1,209,616
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount of Derivatives	8,166,174	5,911,320
Derivative Asset, Fair Value, Gross Asset	79,449	190,290
Derivative Liability, Fair Value, Gross Liability	1,082,105	1,181,432
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount of Derivatives	1,592,943	2,195,059
Derivative Asset, Fair Value, Gross Asset	32,555	123,085
Derivative Liability, Fair Value, Gross Liability	21,873	17,867
Not Designated as Hedging Instrument [Member] | Interest Rate Options [Member]
Derivative [Line Items]
Notional Amount of Derivatives	240,000	0
Derivative Asset, Fair Value, Gross Asset	2,554	0
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument [Member] | Future [Member]
Derivative [Line Items]
Notional Amount of Derivatives	123,780	127,877
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Notional Amount of Derivatives	79,618	74,400
Derivative Asset, Fair Value, Gross Asset	0	1,017
Derivative Liability, Fair Value, Gross Liability	12,772	2,105
Not Designated as Hedging Instrument [Member] | Consumer Price Index Swap [Member]
Derivative [Line Items]
Notional Amount of Derivatives	59,922	85,135
Derivative Asset, Fair Value, Gross Asset	0	1,446
Derivative Liability, Fair Value, Gross Liability	309	0
Not Designated as Hedging Instrument [Member] | Credit Default Swap [Member]
Derivative [Line Items]
Notional Amount of Derivatives	682,700	714,000
Derivative Asset, Fair Value, Gross Asset	10,438	2,228
Derivative Liability, Fair Value, Gross Liability	2,156	5,922
Not Designated as Hedging Instrument [Member] | Equity [Member]
Derivative [Line Items]
Notional Amount of Derivatives	757,352	696,776
Derivative Asset, Fair Value, Gross Asset	33,902	62,514
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument [Member] | Synthetic Guaranteed Investment Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	4,629,859	2,018,073
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument [Member] | Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements [Member]
Derivative [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	176,270	243,177
Not Designated as Hedging Instrument [Member] | Embedded Derivatives In Indexed Annuity [Member]
Derivative [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	838,670	740,256
Not Designated as Hedging Instrument [Member] | Embedded Derivatives In Variable Annuity [Member]
Derivative [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	30,055	172,105
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount of Derivatives	777,805	686,787
Derivative Asset, Fair Value, Gross Asset	21,903	344
Derivative Liability, Fair Value, Gross Liability	5,226	28,184
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount of Derivatives	49,131	57,275
Derivative Asset, Fair Value, Gross Asset	0	344
Derivative Liability, Fair Value, Gross Liability	4,606	786
Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivative [Line Items]
Notional Amount of Derivatives	728,674	629,512
Derivative Asset, Fair Value, Gross Asset	21,903	0
Derivative Liability, Fair Value, Gross Liability	$ 620	$ 27,398